ACCOUNTING STANDARDS ISSUED BUT NOT YET APPLIED - Narrative (Details) - Adjustment on adoption of IFRS 16 $ in Billions	Jan. 01, 2019 CAD ($)
Bottom of range
Disclosure of finance lease and operating lease by lessee [line items]
Right-of-use assets	$ 1.5
Lease liabilities	1.5
Top of range
Disclosure of finance lease and operating lease by lessee [line items]
Right-of-use assets	1.6
Lease liabilities	$ 1.6